Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements
The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31,
2013
3/31/2014	$2,071
3/31/2015	1,560
3/30/2016	708

$4,339